Note 7 - Share-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			210,000	94,667
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 4.2
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 9.42
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 1.78	$ 4.61
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 179,896
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	8,500	13,135
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 2.5	$ 8.67
Share-Based Payment Arrangement, Expense	$ 1,693,814	$ 1,279,536
Share-Based Payment Arrangement, Expense, Tax Benefit	0
Share-Based Payment Arrangement, Amount Capitalized	$ 0
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	8,500	13,135
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 2.5
Share-Based Payment Arrangement, Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 7.8
Share-Based Payment Arrangement, Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)		$ 9
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 3 months 21 days	4 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	3 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Employee [Member] | Vesting Each Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	33.00%	25.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	376,542	381,158
Share-Based Payment Arrangement, Expense	$ 2,400,000
Restricted Stock Units (RSUs) [Member] | Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	376,542	381,127
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Employee [Member] | Vest Over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	172,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	173,334	44,877
The 2021 Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	37,166
Common Stock, Capital Shares Reserved for Future Issuance, Increase as Percentage of Total Share Outstanding	5.00%